Financial instruments (Details 3) € in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Transfers into Level 3 of fair value hierarchy, assets	$ 0			$ 29
Financial liabilities, at fair value	28,500			28,500		$ 31,400
Financial liabilities	26,400			26,400		$ 28,300
Repayments of bonds, notes and debentures		$ 1,500	€ 1,250
Alcon [member]
Disclosure of detailed information about borrowings [line items]
Gain (loss) on sale of other financial assets	$ 0			1	$ 13
Fair value of other financial assets sold				$ 9	$ 331